BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed

Care.com
(In thousands)
Cash and cash equivalents	$57,702
Short-term investments	20,000
Accounts receivable	20,213
Other current assets	7,479
Property and equipment	2,894
Goodwill	404,313
Intangible assets	116,800
Deferred income taxes	32,112
Other non-current assets	30,444
Total assets	691,957
Deferred revenue	(13,422)
Other current liabilities	(39,698)
Deferred income taxes	(25,824)
Other non-current liabilities	(26,039)
Net assets acquired	$586,974

Schedule of Preliminary Estimated Fair Value of Intangible Assets Acquired

	Care.com
		Useful Life
	(In thousands)	(Years)
Indefinite-lived trade name and trademarks	$59,300	Indefinite
Developed technology	21,200	2
Customer relationships	35,500	2 - 5
Provider relationships	800	4
Total identifiable intangible assets acquired	$116,800

Schedule of Pro Forma Financial Information

	Years Ended December 31,
	2020	2019

	(In thousands, except per share data)
Revenue	$3,090,779	$2,904,243
Net earnings (loss) attributable to IAC shareholders	$296,933	$(16,926)
Basic earnings (loss) per share attributable to IAC shareholders	$3.48	$(0.20)
Diluted earnings (loss) per share attributable to IAC shareholders	$3.26	$(0.20)